Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2)	12 Months Ended
Dec. 31, 2011
Buildings
Property, Plant and Equipment
Estimated useful lives (in years)	30 years
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	4
Estimated useful lives, maximum (in years)	10
Furniture and fixtures
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	5
Motor vehicles
Property, Plant and Equipment
Estimated useful lives, minimum (in years)	8
Estimated useful lives, maximum (in years)	10